Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Index 500 Portfolio
March 31, 2026
VIPIDX-NPRT1-0526
1.799879.122
Common Stocks - 99.8%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	79,245	15,600,171
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	92,393	19,311,985
UNITED STATES - 99.6%
Communication Services - 10.3%
Diversified Telecommunication Services - 0.9%
AT&T Inc	2,204,264	63,901,613
Comcast Corp Class A	1,129,884	32,438,970
Verizon Communications Inc	1,327,800	66,655,560
		162,996,143
Entertainment - 1.4%
Electronic Arts Inc	70,914	14,457,237
Live Nation Entertainment Inc (b)(c)	49,721	7,582,950
Netflix Inc (b)	1,329,435	127,825,175
Take-Two Interactive Software Inc (b)	54,807	10,824,383
TKO Group Holdings Inc Class A	20,897	4,213,879
Walt Disney Co/The	557,802	53,760,957
Warner Bros Discovery Inc (b)	780,373	21,429,043
		240,093,624
Interactive Media & Services - 7.6%
Alphabet Inc Class A	1,833,231	527,163,906
Alphabet Inc Class C (c)	1,472,486	422,397,334
Meta Platforms Inc Class A	688,677	394,012,772
		1,343,574,012
Media - 0.2%
Charter Communications Inc Class A (b)(c)	27,115	5,853,586
EchoStar Corp Class A (b)	42,379	4,961,310
Fox Corp Class A	61,473	3,590,023
Fox Corp Class B	46,422	2,465,008
News Corp Class A	116,529	2,905,068
News Corp Class B (c)	38,421	1,095,383
Omnicom Group Inc	99,064	7,460,510
Paramount Skydance Corp Class B (c)	97,838	882,499
Trade Desk Inc (The) Class A (b)	138,592	3,144,652
		32,358,039
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	149,186	31,333,536
TOTAL COMMUNICATION SERVICES		1,810,355,354
Consumer Discretionary - 9.8%
Automobile Components - 0.0%
Aptiv PLC (b)	66,982	4,651,230
Automobiles - 2.1%
Ford Motor Co	1,233,868	14,238,836
General Motors Co	284,631	21,205,010
Tesla Inc (b)	885,553	329,204,328
		364,648,174
Broadline Retail - 3.8%
Amazon.com Inc (b)	3,075,895	640,616,652
eBay Inc	142,322	12,954,148
		653,570,800
Distributors - 0.0%
Genuine Parts Co	43,773	4,628,995
Pool Corp	10,336	2,091,283
		6,720,278
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	133,374	16,842,469
Booking Holdings Inc	10,150	42,734,748
Carnival Corp	362,162	9,372,753
Chipotle Mexican Grill Inc (b)	410,109	13,127,589
Darden Restaurants Inc	36,256	7,107,626
Domino's Pizza Inc	9,789	3,512,195
DoorDash Inc Class A (b)	117,709	17,674,006
Expedia Group Inc Class A	36,844	8,506,911
Hilton Worldwide Holdings Inc	72,200	21,954,576
Las Vegas Sands Corp	95,204	5,129,592
Marriott International Inc/MD Class A1	69,253	22,650,579
McDonald's Corp	224,237	69,690,617
MGM Resorts International (b)	60,405	2,235,589
Norwegian Cruise Line Holdings Ltd (b)	143,132	2,676,568
Royal Caribbean Cruises Ltd	79,220	21,799,760
Starbucks Corp	358,736	32,139,158
Wynn Resorts Ltd	26,542	2,695,340
Yum! Brands Inc	87,427	13,593,150
		313,443,226
Household Durables - 0.2%
DR Horton Inc	84,841	11,641,882
Garmin Ltd	51,477	11,943,179
Lennar Corp Class A	67,951	5,900,865
NVR Inc (b)	879	5,792,460
PulteGroup Inc	60,510	7,116,581
		42,394,967
Leisure Products - 0.0%
Hasbro Inc	41,985	3,929,796
Specialty Retail - 1.7%
AutoZone Inc (b)	5,217	17,621,878
Best Buy Co Inc	61,294	3,935,075
Carvana Co Class A (b)(c)	44,531	13,999,656
Home Depot Inc/The	313,458	103,093,202
Lowe's Cos Inc	176,629	41,733,900
O'Reilly Automotive Inc (b)	265,096	24,471,012
Ross Stores Inc	101,844	22,062,466
TJX Cos Inc/The	349,654	55,839,744
Tractor Supply Co	166,388	7,537,376
Ulta Beauty Inc (b)	13,969	7,301,736
Williams-Sonoma Inc	37,592	6,854,149
		304,450,194
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	44,675	4,471,521
Lululemon Athletica Inc (b)	33,617	5,146,763
NIKE Inc Class B	375,188	19,817,430
Ralph Lauren Corp Class A	12,162	4,183,606
Tapestry Inc	63,754	8,996,327
		42,615,647
TOTAL CONSUMER DISCRETIONARY		1,736,424,312
Consumer Staples - 5.2%
Beverages - 1.1%
Brown-Forman Corp Class B (c)	53,656	1,418,664
Coca-Cola Co/The	1,219,006	92,705,406
Constellation Brands Inc Class A	44,225	6,633,750
Keurig Dr Pepper Inc	427,802	11,264,027
Molson Coors Beverage Co Class B	53,323	2,296,088
Monster Beverage Corp (b)	224,576	16,272,777
PepsiCo Inc	430,319	66,824,238
		197,414,950
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	139,761	139,262,054
Dollar General Corp	69,310	8,229,176
Dollar Tree Inc (b)	58,231	6,376,877
Kroger Co/The	183,326	13,265,469
Sysco Corp	150,801	10,756,635
Target Corp	142,577	17,280,332
Walmart Inc	1,380,260	171,538,714
		366,709,257
Food Products - 0.5%
Archer-Daniels-Midland Co	151,315	10,999,087
Bunge Global SA	42,619	5,421,137
Campbell's Company/The (c)	62,040	1,381,631
Conagra Brands Inc	150,675	2,368,611
General Mills Inc	168,015	6,253,518
Hershey Co/The	46,655	9,699,108
Hormel Foods Corp	91,717	2,077,390
JM Smucker Co	33,598	3,240,191
Kraft Heinz Co/The	268,378	6,035,821
McCormick & Co Inc/MD	79,847	4,027,483
Mondelez International Inc	403,613	23,264,254
Tyson Foods Inc Class A	88,819	5,690,633
		80,458,864
Household Products - 0.8%
Church & Dwight Co Inc	74,535	6,955,606
Clorox Co/The	38,040	3,942,085
Colgate-Palmolive Co	253,813	21,632,482
Kimberly-Clark Corp	104,518	10,082,851
Procter & Gamble Co/The	731,760	105,695,415
		148,308,439
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	77,845	5,586,936
Kenvue Inc	603,317	10,401,185
		15,988,121
Tobacco - 0.7%
Altria Group Inc	528,564	34,879,938
Philip Morris International Inc	490,153	81,041,897
		115,921,835
TOTAL CONSUMER STAPLES		924,801,466
Energy - 4.0%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	311,165	18,996,623
Halliburton Co	263,720	10,282,443
SLB Ltd	470,836	24,196,262
		53,475,328
Oil, Gas & Consumable Fuels - 3.7%
APA Corp	111,594	4,736,049
Chevron Corp	590,229	122,118,380
ConocoPhillips	385,771	50,921,772
Coterra Energy Inc	238,890	8,394,595
Devon Energy Corp	195,311	9,828,050
Diamondback Energy Inc	61,119	12,088,727
EOG Resources Inc	170,850	24,699,785
EQT Corp	196,506	12,505,642
Expand Energy Corp	74,995	8,232,951
Exxon Mobil Corp	1,315,841	223,245,584
Kinder Morgan Inc	616,449	20,669,535
Marathon Petroleum Corp	92,887	22,681,148
Occidental Petroleum Corp	226,460	14,719,900
ONEOK Inc	198,132	17,909,151
Phillips 66	126,868	23,112,812
Targa Resources Corp	67,590	16,946,841
Texas Pacific Land Corp	18,234	8,653,127
Valero Energy Corp	96,039	23,729,316
Williams Cos Inc/The	384,526	27,985,802
		653,179,167
TOTAL ENERGY		706,654,495
Financials - 12.7%
Banks - 3.6%
Bank of America Corp	2,089,306	101,853,668
Citigroup Inc	550,236	62,402,265
Citizens Financial Group Inc	133,814	8,024,826
Fifth Third Bancorp	283,399	13,166,718
Huntington Bancshares Inc/OH	639,164	10,002,917
JPMorgan Chase & Co	848,951	249,727,426
KeyCorp	295,056	5,915,872
M&T Bank Corp	47,808	9,882,870
PNC Financial Services Group Inc/The	127,173	26,463,430
Regions Financial Corp	273,311	7,138,882
Truist Financial Corp	397,509	18,273,489
US Bancorp	489,432	25,455,358
Wells Fargo & Co	973,767	77,521,591
		615,829,312
Capital Markets - 3.2%
Ameriprise Financial Inc	28,747	12,775,167
Ares Management Corp Class A	64,868	7,077,099
Bank of New York Mellon Corp/The	216,696	25,706,646
Blackrock Inc	45,432	43,692,409
Blackstone Inc	235,739	27,107,628
Cboe Global Markets Inc	32,948	9,260,694
Charles Schwab Corp/The	525,925	49,426,432
CME Group Inc Class A	113,539	33,533,744
Coinbase Global Inc Class A (b)	70,230	12,262,860
FactSet Research Systems Inc	11,681	2,534,659
Franklin Resources Inc (c)	96,951	2,289,982
Goldman Sachs Group Inc/The	94,438	79,893,604
Interactive Brokers Group Inc Class A	140,229	9,405,159
Intercontinental Exchange Inc	178,810	28,123,237
Invesco Ltd	139,987	3,400,284
KKR & Co Inc Class A	216,133	19,992,303
Moody's Corp	48,308	21,074,365
Morgan Stanley	378,810	62,340,762
MSCI Inc	23,134	12,469,457
Nasdaq Inc	141,393	12,002,852
Northern Trust Corp	58,667	8,188,153
Raymond James Financial Inc	55,228	7,996,462
Robinhood Markets Inc Class A (b)	248,854	17,245,582
S&P Global Inc	96,350	40,981,509
State Street Corp	87,869	11,120,701
T Rowe Price Group Inc	68,829	6,204,246
		566,105,996
Consumer Finance - 0.5%
American Express Co	168,631	51,007,505
Capital One Financial Corp	196,827	35,907,150
Synchrony Financial	109,450	7,444,788
		94,359,443
Financial Services - 3.7%
Apollo Global Management Inc	146,207	16,290,384
Berkshire Hathaway Inc Class B (b)	577,385	276,682,893
Block Inc Class A (b)	172,446	10,377,800
Corpay Inc (b)	22,028	6,409,928
Fidelity National Information Services Inc	163,054	7,648,863
Fiserv Inc (b)	169,357	9,450,121
Global Payments Inc	74,937	5,043,260
Jack Henry & Associates Inc	22,754	3,596,042
Mastercard Inc Class A	256,428	128,126,814
PayPal Holdings Inc	289,892	13,111,815
Visa Inc Class A	529,322	159,982,281
		636,720,201
Insurance - 1.7%
AFLAC Inc	146,985	16,125,724
Allstate Corp/The	81,867	16,974,304
American International Group Inc	168,950	12,713,488
Aon PLC	67,540	21,800,561
Arch Capital Group Ltd (b)	112,558	10,804,442
Arthur J Gallagher & Co	80,916	17,524,787
Assurant Inc	15,770	3,434,864
Brown & Brown Inc	92,190	6,011,710
Chubb Ltd	114,525	37,327,133
Cincinnati Financial Corp	49,126	7,729,976
Erie Indemnity Co Class A (c)	7,992	2,008,469
Everest Group Ltd	12,809	4,186,622
Globe Life Inc	25,069	3,488,853
Hartford Insurance Group Inc/The	87,816	11,875,358
Loews Corp	53,204	5,678,995
Marsh & McLennan Cos Inc	152,438	26,440,371
MetLife Inc	173,325	12,257,544
Principal Financial Group Inc	62,299	5,613,763
Progressive Corp/The	184,547	36,584,597
Prudential Financial Inc	109,578	10,704,675
Travelers Companies Inc/The	68,087	19,859,616
W R Berkley Corp	93,819	6,218,323
Willis Towers Watson PLC	29,938	8,702,977
		304,067,152
TOTAL FINANCIALS		2,217,082,104
Health Care - 9.4%
Biotechnology - 1.8%
AbbVie Inc	556,496	121,032,315
Amgen Inc	169,552	59,656,871
Biogen Inc (b)	46,210	8,471,679
Gilead Sciences Inc	390,653	54,445,309
Incyte Corp (b)	52,629	4,953,441
Moderna Inc (b)(c)	109,500	5,562,600
Regeneron Pharmaceuticals Inc	31,740	24,523,594
Vertex Pharmaceuticals Inc (b)	79,977	35,712,930
		314,358,739
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	547,519	56,213,776
Align Technology Inc (b)	21,013	3,602,259
Baxter International Inc	162,238	2,725,597
Becton Dickinson & Co	89,658	14,096,927
Boston Scientific Corp (b)	466,964	29,301,991
Cooper Cos Inc/The (b)	61,679	4,410,049
Dexcom Inc (b)	121,185	7,610,418
Edwards Lifesciences Corp (b)	182,720	14,632,218
GE HealthCare Technologies Inc	143,504	10,214,615
Hologic Inc (b)	70,079	5,297,272
IDEXX Laboratories Inc (b)	25,143	14,127,600
Insulet Corp (b)	22,147	4,647,326
Intuitive Surgical Inc (b)	111,820	51,547,902
Medtronic PLC	403,668	34,977,832
ResMed Inc	45,870	10,296,898
Solventum Corp (b)	46,393	3,029,463
STERIS PLC	30,881	6,828,716
Stryker Corp	108,448	35,634,928
Zimmer Biomet Holdings Inc	62,408	5,642,931
		314,838,718
Health Care Providers & Services - 1.5%
Cardinal Health Inc	74,095	15,657,014
Cencora Inc	61,253	19,242,017
Centene Corp (b)	147,012	4,813,173
Cigna Group/The	82,959	22,129,313
CVS Health Corp	400,587	28,770,159
DaVita Inc (b)	10,497	1,613,284
Elevance Health Inc	69,495	20,344,661
HCA Healthcare Inc	49,289	23,325,526
Henry Schein Inc (b)	31,509	2,322,213
Humana Inc	37,972	6,583,965
Labcorp Holdings Inc	26,104	6,964,808
McKesson Corp	38,568	33,375,205
Quest Diagnostics Inc	34,638	6,788,355
UnitedHealth Group Inc	285,223	77,178,493
Universal Health Services Inc Class B	17,390	3,112,288
		272,220,474
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	89,060	10,151,059
Bio-Techne Corp (c)	49,172	2,569,729
Charles River Laboratories International Inc (b)	15,526	2,678,235
Danaher Corp	198,099	37,559,570
IQVIA Holdings Inc (b)	53,404	9,107,518
Mettler-Toledo International Inc (b)	6,400	8,071,680
Revvity Inc (c)	35,679	3,125,837
Thermo Fisher Scientific Inc	118,300	58,147,999
Waters Corp (b)	30,883	9,196,957
West Pharmaceutical Services Inc	22,654	5,677,999
		146,286,583
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co	641,228	38,890,478
Eli Lilly & Co	249,509	229,490,893
Johnson & Johnson	758,803	185,481,805
Merck & Co Inc	781,515	94,008,439
Pfizer Inc	1,790,264	50,270,613
Viatris Inc	362,568	4,898,294
Zoetis Inc Class A	132,918	15,712,237
		618,752,759
TOTAL HEALTH CARE		1,666,457,273
Industrials - 9.0%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (b)	24,847	10,552,272
Boeing Co (b)	247,283	49,216,735
GE Aerospace	330,240	93,712,206
General Dynamics Corp	79,909	27,426,367
Howmet Aerospace Inc	126,244	29,094,192
Huntington Ingalls Industries Inc	12,355	4,693,665
L3Harris Technologies Inc	58,810	20,298,272
Lockheed Martin Corp	63,752	38,531,071
Northrop Grumman Corp	42,006	28,658,173
RTX Corp	422,646	81,528,413
Textron Inc	54,837	4,801,528
TransDigm Group Inc	17,782	20,608,627
		409,121,521
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	37,352	6,203,047
Expeditors International of Washington Inc	42,201	6,044,449
FedEx Corp	68,110	24,259,420
United Parcel Service Inc Class B	232,687	22,891,747
		59,398,663
Building Products - 0.5%
A O Smith Corp	35,412	2,335,067
Allegion plc	27,098	3,937,068
Builders FirstSource Inc (b)	34,786	2,863,931
Carrier Global Corp	247,409	13,931,601
Johnson Controls International plc	192,727	25,237,601
Lennox International Inc (c)	10,045	4,662,186
Masco Corp	64,059	3,867,242
Trane Technologies PLC	69,693	29,043,861
		85,878,557
Commercial Services & Supplies - 0.5%
Cintas Corp	107,026	18,102,378
Copart Inc (b)	280,426	9,310,143
Republic Services Inc	63,357	13,876,450
Rollins Inc	92,396	4,934,870
Veralto Corp	78,182	6,912,852
Waste Management Inc	116,839	26,848,435
		79,985,128
Construction & Engineering - 0.3%
Comfort Systems USA Inc	11,081	15,280,588
EMCOR Group Inc	14,096	10,407,218
Quanta Services Inc	46,952	25,777,587
		51,465,393
Electrical Equipment - 1.2%
AMETEK Inc	72,484	15,537,670
Eaton Corp PLC	122,296	43,741,610
Emerson Electric Co	176,958	23,185,037
GE Vernova Inc	84,867	74,080,405
Generac Holdings Inc (b)	18,477	3,609,112
Hubbell Inc	16,739	8,214,497
Rockwell Automation Inc	35,378	12,696,457
Vertiv Holdings Co Class A	120,455	30,183,614
		211,248,402
Ground Transportation - 0.9%
CSX Corp	585,516	24,035,432
JB Hunt Transport Services Inc	23,530	4,986,006
Norfolk Southern Corp	70,710	20,293,770
Old Dominion Freight Line Inc	57,939	11,321,281
Uber Technologies Inc (b)	648,042	46,613,661
Union Pacific Corp	186,840	45,331,121
		152,581,271
Industrial Conglomerates - 0.4%
3M Co	165,845	24,085,669
Honeywell International Inc	199,909	45,185,432
		69,271,101
Machinery - 1.8%
Caterpillar Inc	146,505	103,792,932
Cummins Inc	43,505	23,406,560
Deere & Co	79,379	44,714,191
Dover Corp	42,469	8,852,663
Fortive Corp	98,692	5,455,694
IDEX Corp	23,549	4,463,713
Illinois Tool Works Inc	82,579	21,494,488
Ingersoll Rand Inc	112,076	8,979,529
Nordson Corp	16,658	4,432,027
Otis Worldwide Corp	122,401	9,434,669
PACCAR Inc	165,436	19,107,858
Parker-Hannifin Corp	39,742	35,578,628
Pentair PLC	51,488	4,485,120
Snap-on Inc	16,348	5,937,921
Stanley Black & Decker Inc	48,769	3,465,525
Westinghouse Air Brake Technologies Corp	53,692	13,418,168
Xylem Inc/NY	76,706	9,166,367
		326,186,053
Passenger Airlines - 0.1%
Delta Air Lines Inc	204,537	13,597,620
Southwest Airlines Co	154,706	5,812,303
United Airlines Holdings Inc (b)	101,844	9,376,777
		28,786,700
Professional Services - 0.4%
Automatic Data Processing Inc	126,779	25,758,957
Broadridge Financial Solutions Inc	36,761	5,972,927
Equifax Inc	37,911	6,826,634
Jacobs Solutions Inc	36,974	4,706,050
Leidos Holdings Inc	40,257	6,260,769
Paychex Inc	101,725	9,370,907
Verisk Analytics Inc	43,885	8,327,179
		67,223,423
Trading Companies & Distributors - 0.3%
Fastenal Co	361,531	16,775,038
United Rentals Inc	19,837	14,452,445
WW Grainger Inc	13,774	15,024,817
		46,252,300
TOTAL INDUSTRIALS		1,587,398,512
Information Technology - 32.7%
Communications Equipment - 1.1%
Arista Networks Inc (b)	325,139	39,920,566
Ciena Corp (b)	44,351	17,218,389
Cisco Systems Inc	1,244,078	96,528,013
F5 Inc (b)	17,797	5,149,206
Lumentum Holdings Inc (b)	22,482	15,799,450
Motorola Solutions Inc	52,161	22,636,309
		197,251,933
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	387,043	48,902,883
CDW Corp/DE	40,987	4,960,247
Coherent Corp (b)	59,033	14,062,251
Corning Inc	245,829	33,425,369
Jabil Inc	33,249	8,831,932
Keysight Technologies Inc (b)	54,005	15,249,392
Teledyne Technologies Inc (b)	14,783	8,943,863
Zebra Technologies Corp Class A (b)	15,505	3,241,785
		137,617,722
IT Services - 0.8%
Accenture PLC Class A	193,738	38,416,308
Akamai Technologies Inc (b)	45,296	5,202,246
Cognizant Technology Solutions Corp Class A	150,571	9,237,531
EPAM Systems Inc (b)	17,423	2,359,073
Gartner Inc (b)	22,207	3,516,256
GoDaddy Inc Class A (b)	42,549	3,517,526
IBM Corporation	294,317	71,339,498
VeriSign Inc	25,983	6,453,138
		140,041,576
Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices Inc (b)	513,368	104,434,452
Analog Devices Inc	153,854	48,947,112
Applied Materials Inc	249,919	85,419,815
Broadcom Inc	1,492,885	462,062,836
First Solar Inc (b)	33,788	6,665,021
Intel Corp (b)	1,478,410	65,242,233
KLA Corp	41,272	60,769,306
Lam Research Corp	393,200	84,011,112
Microchip Technology Inc	170,388	11,008,769
Micron Technology Inc	354,389	119,726,780
Monolithic Power Systems Inc	15,337	16,768,709
NVIDIA Corp	7,651,339	1,334,393,522
ON Semiconductor Corp (b)	124,067	7,682,229
Qnity Electronics Inc	65,955	7,609,888
QUALCOMM Inc	335,966	43,265,701
Skyworks Solutions Inc	47,354	2,535,806
Teradyne Inc	49,311	14,618,739
Texas Instruments Inc	285,760	55,477,446
		2,530,639,476
Software - 8.2%
Adobe Inc (b)	129,253	31,418,819
AppLovin Corp Class A (b)	85,330	33,961,340
Autodesk Inc (b)	66,751	15,980,189
Cadence Design Systems Inc (b)	85,707	23,815,404
Crowdstrike Holdings Inc Class A (b)	79,378	30,989,965
Datadog Inc Class A (b)	103,364	12,202,120
Fair Isaac Corp (b)	7,469	7,973,456
Fortinet Inc (b)	199,027	16,264,486
Gen Digital Inc	173,773	3,272,146
Intuit Inc	87,620	37,885,136
Microsoft Corp	2,338,106	865,496,699
Oracle Corp	533,930	78,546,442
Palantir Technologies Inc Class A (b)	719,268	105,214,523
Palo Alto Networks Inc (b)	254,438	40,791,500
PTC Inc (b)	37,468	5,338,815
Roper Technologies Inc	33,565	11,877,311
Salesforce Inc (c)	295,033	55,073,810
ServiceNow Inc (b)	329,355	34,434,065
Synopsys Inc (b)	60,240	23,883,955
Trimble Inc (b)	74,895	4,885,401
Tyler Technologies Inc (b)	13,541	4,636,168
Workday Inc Class A (b)	67,068	8,713,475
		1,452,655,225
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	4,622,650	1,173,182,344
Dell Technologies Inc Class C	93,577	15,358,793
Hewlett Packard Enterprise Co	418,417	9,962,509
HP Inc	289,078	5,553,188
NetApp Inc	62,370	6,386,064
Sandisk Corp/DE (b)	46,475	29,527,427
Seagate Technology Holdings PLC	68,665	26,900,200
Super Micro Computer Inc (b)(c)	158,232	3,602,942
Western Digital Corp	106,753	28,875,619
		1,299,349,086
TOTAL INFORMATION TECHNOLOGY		5,757,555,018
Materials - 2.1%
Chemicals - 1.2%
Air Products and Chemicals Inc	70,109	20,365,963
Albemarle Corp	37,107	6,661,820
CF Industries Holdings Inc	49,114	6,376,962
Corteva Inc	211,759	17,726,346
Dow Inc	225,939	9,410,359
DuPont de Nemours Inc	128,853	5,901,467
Ecolab Inc	80,265	21,352,095
International Flavors & Fragrances Inc	80,645	5,850,795
Linde PLC	147,028	72,890,602
LyondellBasell Industries NV Class A1	81,083	6,532,046
Mosaic Co/The	99,779	2,544,365
PPG Industries Inc	70,660	7,552,141
Sherwin-Williams Co/The	72,592	23,269,366
		206,434,327
Construction Materials - 0.3%
CRH PLC	211,051	22,185,681
Martin Marietta Materials Inc	18,990	11,179,033
Vulcan Materials Co	41,606	11,329,314
		44,694,028
Containers & Packaging - 0.1%
Amcor PLC (c)	145,460	5,782,035
Avery Dennison Corp	24,342	4,203,376
Ball Corp	84,373	4,987,288
International Paper Co	166,278	5,936,125
Packaging Corp of America	28,144	5,972,720
Smurfit Westrock PLC	164,498	6,555,245
		33,436,789
Metals & Mining - 0.5%
Freeport-McMoRan Inc	452,534	26,599,949
Newmont Corp	343,607	37,195,458
Nucor Corp	72,061	12,185,515
Steel Dynamics Inc	43,223	7,780,139
		83,761,061
TOTAL MATERIALS		368,326,205
Real Estate - 1.9%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	49,056	2,277,179
Healthpeak Properties Inc	218,888	3,596,330
Ventas Inc (c)	149,549	12,230,117
Welltower Inc	219,701	43,437,085
		61,540,711
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	201,401	3,858,843
Industrial REITs - 0.2%
Prologis Inc	292,686	38,687,235
Office REITs - 0.0%
BXP Inc	46,495	2,413,091
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	91,490	12,393,235
CoStar Group Inc (b)	133,456	5,383,615
		17,776,850
Residential REITs - 0.2%
AvalonBay Communities Inc	44,584	7,282,797
Camden Property Trust	32,600	3,183,716
Equity Residential	108,253	6,403,165
Essex Property Trust Inc	20,277	4,907,034
Invitation Homes Inc	177,446	4,409,533
Mid-America Apartment Communities Inc	36,802	4,494,260
UDR Inc	94,685	3,198,459
		33,878,964
Retail REITs - 0.3%
Federal Realty Investment Trust	24,737	2,627,317
Kimco Realty Corp	212,275	4,769,819
Realty Income Corp (c)	289,646	17,720,542
Regency Centers Corp	51,838	3,922,063
Simon Property Group Inc	102,399	19,100,486
		48,140,227
Specialized REITs - 0.8%
American Tower Corp	147,406	25,439,327
Crown Castle Inc	137,120	11,149,227
Digital Realty Trust Inc	101,685	18,324,654
Equinix Inc	30,937	30,325,686
Extra Space Storage Inc	66,831	8,763,549
Iron Mountain Inc	93,150	9,514,341
Public Storage	49,735	13,472,217
SBA Communications Corp Class A	33,551	5,774,463
VICI Properties Inc	336,544	9,194,382
Weyerhaeuser Co	226,886	5,542,825
		137,500,671
TOTAL REAL ESTATE		343,796,592
Utilities - 2.5%
Electric Utilities - 1.7%
Alliant Energy Corp	80,952	5,809,115
American Electric Power Co Inc	170,296	22,322,400
Constellation Energy Corp	98,122	27,400,569
Duke Energy Corp	244,856	32,061,445
Edison International	121,159	8,866,416
Entergy Corp	142,424	16,002,761
Evergy Inc	72,497	5,938,954
Eversource Energy	118,136	8,184,462
Exelon Corp	322,081	15,788,411
FirstEnergy Corp	163,691	8,292,586
NextEra Energy Inc	655,749	60,905,967
NRG Energy Inc	66,872	9,772,674
PG&E Corp	692,086	12,159,951
Pinnacle West Capital Corp	37,695	3,797,770
PPL Corp	232,931	8,897,964
Southern Co/The	346,700	33,463,484
Xcel Energy Inc	186,255	14,796,097
		294,461,026
Gas Utilities - 0.0%
Atmos Energy Corp	52,086	9,621,326
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	224,143	3,158,175
Vistra Corp	100,291	15,076,746
		18,234,921
Multi-Utilities - 0.7%
Ameren Corp	87,024	9,565,678
CenterPoint Energy Inc	205,564	8,872,142
CMS Energy Corp	96,497	7,486,237
Consolidated Edison Inc	113,647	12,862,567
Dominion Energy Inc	268,872	16,621,667
DTE Energy Co	65,390	9,561,326
NiSource Inc	150,695	7,031,429
Public Service Enterprise Group Inc	157,169	12,722,831
Sempra	205,508	19,969,212
WEC Energy Group Inc	102,471	11,863,068
		116,556,157
Water Utilities - 0.0%
American Water Works Co Inc	61,450	8,362,731
TOTAL UTILITIES		447,236,161
TOTAL UNITED STATES		17,566,087,492
TOTAL COMMON STOCKS (Cost $4,046,799,879)		17,600,999,648

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $1,951,545)	3.64	1,960,000	1,951,477

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	390,418	390,496
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	107,875,512	107,886,300
TOTAL MONEY MARKET FUNDS (Cost $108,275,362)			108,276,796

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,157,026,786)	17,711,227,921
NET OTHER ASSETS (LIABILITIES) - (0.4)% (d)	(64,934,199)
NET ASSETS - 100.0%	17,646,293,722

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	127	6/2026	41,724,263	2,995

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $189,489 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,951,477.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,403,041.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	50,590,822	317,828,644	368,028,970	224,167	(867)	867	390,496	390,418	0.0%
Fidelity Securities Lending Cash Central Fund	38,734,734	231,481,896	162,330,330	13,970	-	-	107,886,300	107,875,512	0.3%
Total	89,325,556	549,310,540	530,359,300	238,137	(867)	867	108,276,796

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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